Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) - USD ($)	3 Months Ended						6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2019
As Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) [Line Items]
Sale of 13,001,552 Units, net of underwriting discount and offering expenses							$ 126,622,527
Initial value of common stock subject to redemption at IPO							(123,705,148)
Accretion for common stock to redemption amount
Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	430,798	886,001	1,867,628	283,822	98,960	(376,321)
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of common stock subject to possible redemption								$ 122,378,428
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) [Line Items]
Sale of 13,001,552 Units, net of underwriting discount and offering expenses							(126,622,527)
Initial value of common stock subject to redemption at IPO							123,705,148
Accretion for common stock to redemption amount	91,504	228,900	(16,937)	7,967	(1,721)	(336,906)	(3,574,835)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	(430,798)	(886,001)	(1,867,628)	(283,822)	(98,960)	376,321
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of common stock subject to possible redemption								7,637,092
As Restated [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of restatement of changes in stockholders’ equity (Deficit) [Line Items]
Sale of 13,001,552 Units, net of underwriting discount and offering expenses
Initial value of common stock subject to redemption at IPO
Accretion for common stock to redemption amount	91,504	228,900	(16,937)	7,967	(1,721)	(336,906)	$ (3,574,835)
Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2020 (unaudited)
Change in value of common stock subject to redemption
Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of common stock subject to possible redemption								$ 130,015,520